Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

www.faegredrinker.com

February 19, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Cliffwater Corporate Lending Fund (the “Fund”)

(Registration Nos. 333-224044; 811-23333)

Preliminary Proxy Statement

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find a copy of the Fund’s Preliminary Proxy Statement. This Preliminary Proxy Statement is being filed in connection with a special meeting of shareholders of the Fund being held to approve the following: (i) the approval of the election of four nominees to the Fund’s Board of Trustees; (ii) the approval of a new sub-advisory agreement as a result of a change of control that automatically terminated the existing sub-advisory agreement; and (iii) the approval of four new sub-advisory agreements for the Fund.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2959.

Sincerely,

/s/ Joshua B. Deringer
Joshua B. Deringer